Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Related party transactions
Wages	$ 369,254	$ 715,753	$ 1,087,612	$ 1,292,518
Share-based payments - capital stock	16,414	71,145	257,916	187,771
Share-based payments - stock options	3,938	37,823	20,533	120,929
Remuneration of directors and key management of the company	$ 389,606	$ 824,721	$ 1,366,061	$ 1,601,218